Fair Value Measurements - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Estimated expected life of option	2 years